Summary of Significant Accounting Policies (Details Narrative) - USD ($)		1 Months Ended
	Feb. 13, 2023	Feb. 28, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Cash balance			$ 4,238,988	$ 2,624,730	$ 57,670
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Reverse stock split	completed a 1-for-7 reverse split of our common stock	completed a 1-for-7 reverse split of our common stock